Property, Plant And Equipment (Classification Of Property, Plant And Equipment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 2,196.1	$ 1,983.6
Accumulated depreciation	(696.7)	(605.0)
Property, plant and equipment, net	1,499.4 [1]	1,378.6	[2]
Gathering And Transmission Systems [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	1,191.9	1,167.8
Depreciable life, minimum	15
Depreciable life, maximum	30
Processing, Storage, And Terminal Facilities [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	764.3	734.6
Depreciable life, minimum	20
Depreciable life, maximum	50
Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, other	21.6	14.9
Depreciable life, minimum	0
Depreciable life, maximum	30
Construction Work In Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 218.3	$ 66.3

[1]	The financial information as of December 31, 2011 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information as of December 31, 2010 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.